December 5, 2005



Securities and Exchange Commission
250 Fifth Street, N.W.
Washington, D.C. 20549


Re:    Unified Series Trust
         File Nos. 333-100654 and 811-21237
         Rule 497(j) Certification

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Unified Series Trust (the "Trust") hereby certifies that (1) the form of prospectus and Statement of Additional Information with respect to the Symphony Wealth Management Ovation Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 49 to the Trust's Registration Statement, and (2) the text of Post-Effective Amendment 49 has been filed electronically.

         If you have any questions or would like further information, please call me at (317)917-7000 ext. 7425.


                                          Very truly yours,


                                          /s/ Freddie Jacobs, Jr.

                                          Freddie Jacobs, Jr.
                                          Treasurer and Chief Financial Officer